Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 CNY (¥) ¥ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 CNY (¥) ¥ / shares shares	Mar. 31, 2023 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenue	¥ 250,997	$ 34,588	¥ 172,156	¥ 197,564
Cost of sales	243,913	33,612	163,286	167,143
Gross profit	7,084	976	8,870	30,421
Operating expenses:
Selling expenses	7,028	968	6,356	7,373
General and administrative expenses	137,591	18,961	40,711	105,186
Other (income)/expenses , net	527,088	72,635	(8,057)	(4,533)
Total operating expenses	671,707	92,564	39,010	108,026
Loss from operations	(664,623)	(91,588)	(30,140)	(77,605)
Interest expenses	3,927	541	3,617	6,149
Loss before income taxes	(668,550)	(92,129)	(33,757)	(83,754)
Income tax benefits	(59)	(8)	(171)	(171)
Net loss from continuing operations	(668,491)	(92,121)	(33,586)	(83,583)
Discontinued operations
Loss on disposal of discontinued operation			(26,719)
Loss from discontinued operations	(1,596)	(220)	(1,903)	(6,439)
Net loss from discontinued operations	(1,596)	(220)	(28,622)	(6,439)
Net loss	(670,087)	(92,341)	(62,208)	(90,022)
Less: Net loss attributable to non-controlling interests			(1,324)	(2,406)
Net loss attributable to UTime Limited	(670,087)	(92,341)	(60,884)	(87,616)
Comprehensive loss
Net loss attributable to UTime Limited	(670,087)	(92,341)	(60,884)	(87,616)
Foreign currency translation adjustment	10,584	1,459	1,456	2,445
Total comprehensive loss	(659,503)	(90,882)	(59,428)	(85,171)
Comprehensive loss attributable to UTime Limited	¥ (659,503)	$ (90,882)	¥ (59,428)	¥ (85,171)
Losses per share attributable to UTime Limited
Continuing operations (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.19)	$ (0.03)	¥ (0.04)	¥ (1.54)
Discontinued operations (in Dollars per share and Yuan Renminbi per share) | (per share)			¥ (0.02)	¥ (0.12)
Weighted average ordinary shares outstanding
Basic (in Shares)	3,604,015	3,604,015	1,655,076	54,271
Diluted (in Shares)	3,604,015	3,604,015	1,655,076	54,271